Accruals and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accruals and Other Current Liabilities
Schedule of accruals and other current liabilities

	As of December 31,
	2019	2020
Salaries and benefits payable	129,657	187,972
Payables for purchase of property, plant and equipment	403,761	118,181
Payables for acquisition of Chongqing Zhizao (Note 5)	115,000	79,552
Accrued warranty	1,477	55,138
Tax payable	3,331	50,088
Payables for research and development expenses	94,222	35,032
Advance from customers	30,740	9,285
Deposits from vendors	18,150	9,120
Payables for issuance cost	20,929	—
Other payables	49,992	103,091
Total	867,259	647,459